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                                  UNITES STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001
                                               --------------

Check here if Amendment [X]; Amendment Number: 1
                                               -------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                  Frank Russell Company
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Address:               909 A Street
                       Tacoma, WA 98402
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Form 13F File  Number: 28-1190
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mary Beth Rhoden
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Title: Assistant Secretary and Staff Counsel
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Phone: (253) 573-4846
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   /s/ Mary Beth Rhoden           Tacoma, WA            August 7, 2002
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        [Signature]              [City, State]              [Date]

     1 Frank Russell Company is a subsidiary of The Northwestern Mutual Life Insurance Company ("NML"). By virtue of the control relationship NML may be deemed to have `shared defined' investment discretion with respect to the securities reported herein.

     2.   This report is filed by Frank Russell Company as:

          A. The corporate parent which, on the applicable reporting date, wholly owned Frank Russell Trust Company ("FRTC"), a non-depository trust company organized and existing under the laws of the State of Washington. FRTC serves as trustee or "investment manager" (as defined in ERISA) for employee benefit plans, or endowments and foundations. In addition, FRTC serves as trustee and investment manager for twenty-nine investment funds of the commingled employee benefit fund trust.

          B. The corporate parent of Frank Russell Investment Management Company ("FRIMCo"), the "investment advisor" (as defined in the Investment Company Act of 1940) for Frank Russell Investment Company ("FRIC"), and Russell Insurance Funds ("RIF"). FRIC and RIF are both diversified open-end investment companies and are registered under the Investment Company Act of 1940. FRIC consists of thirty-one separate Funds and RIF consists of five separate Funds.

          C. The corporate parent of (a) Frank Russell Investments (Ireland) Ltd., manager of (i) Frank Russell Investment Company plc, consisting of sixteen funds, (ii) Frank Russell Institutional Funds plc, consisting of five funds; (iii) Frank Russell Investment Company II plc, consisting of nine funds, (iv) Frank Russell Investment Company III plc, consisting of four funds, and
               (v) Frank Russell Alternative Investment Funds plc, consisting of one fund; (b) Frank Russell Investments (Cayman) Limited, which is the sole shareholder of (i) Frank Russell Asset Management (Cayman ) LLC and (ii) Frank Russell Asset Management II (Cayman) LLC, the general partners of Frank Russell US Equity Fund LP and Frank Russell US Quant Fund LP, respectively; (c) Frank Russell Investments (Cayman) Limited, which is deemed to control by virtue of its 50% ownership stake SG/Russell Asset Management Limited, a joint venture, which currently manages Multi-Style, Multi-Manager Funds plc, consisting of eleven funds; (d) Frank Russell Company Limited, which manages Multi-Style, Multi-Manager Funds plc directly (each fund listed in this section, a "European Fund") and the Guardbank RSA Equity Fund; and (e) Russell Systems Limited, by virtue of its 49% ownership stake in HVB Russell Management GmbH, a joint venture, which is authorized to establish up to three private equity funds for distribution in Germany and Austria.

          D. The corporate parent of Frank Russell Canada Limited (FRCL), the manager of sixteen mutual fund trusts and one unit trust (together, the "Canada Funds") created under the laws of Ontario pursuant to trust indentures.

          E. The indirect corporate parent of Frank Russell Investments (Japan), Ltd. ("FRIJ"), the manager of multiple collective investment vehicles currently consisting of five master investment trusts created under the laws of Japan pursuant to trust deeds, known as "mother funds," which invest in portfolio securities, as well as several additional investment trusts, known as "baby funds," each of which invests in one or more of the mother funds as well as, in some cases, other securities for hedging or other purposes, (together, the "Japan Funds").

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          F.   The indirect corporate parent of Russell Investment Management
               Limited ("RIM"), the manager of 23 unit trusts (together, the "Australia Funds") created under the laws of New South Wales, Australia pursuant to the respective constitutions or deed of the Australia Funds.

     3. FRTC uses the investment advisory services of one or more advisors for each of its collective investment funds. The authority conferred upon the advisors by their agreements with FRTC is to recommend purchases and sales of securities within guidelines as established by FRTC and to arrange for the execution of transactions approved by FRTC (except for those funds where assets are invested in group trusts, those investments are not reportable on Form 13F). FRTC has retained and exercises the exclusive authority to make investment decisions, and may purchase or sell portfolio securities without the approval of the advisors. FRTC is solely responsible for voting the portfolio securities. Accordingly: Item 6 "Investment Discretion" is reported as "(b) shared" (with Frank Russell Company) and Item 8 "Voting Authority" is reported as "(a) Sole" with respect to securities owned by FRTC.

     4. FRIC and RIF use discretionary, unaffiliated "money managers" who have full authority to determine which securities will be bought or sold by FRIC and RIF for applicable portions of FRIC's and RIF's portfolios assigned to the money managers. However, FRIMCo has the authority to give specific orders to purchase or sell securities, or to over-ride a money manager's decisions. FRIC's and RIF's money managers are authorized to vote portfolio securities. However, officers of FRIMCo, who are also officers of FRIC and RIF, may vote portfolio securities in lieu of money managers when FRIMCo officers deem it in the best interest of FRIC's or RIF's shareholders. When appropriate, FRIMCo will consult with FRIC's and RIF's Board of Trustees concerning the voting of portfolio securities. Accordingly: Item 6 "Investment Discretion" is reported as "(b) Shared," FRC (as reporting Institutional Investment Manager) with FRIMCo and as "(c) Shared-Other" by FRIMCo (with the money manager): and, Item 8 "Voting Authority" is reported as "(b) Shared," FRIC's and RIF's money managers with FRC, FRIMCo, and with FRIC's and RIF's Board of Trustees.

     5. The European Funds use unaffiliated "money managers" who each have complete discretion to purchase and sell securities for its segment of a European Fund's portfolio. Money Managers may be hired or replaced at any time by the applicable European Fund's manager or its agent, subject to any applicable regulatory approvals. The applicable European Fund's manager may directly manage any of a European Fund's portfolio investments. Accordingly: Item 6 "Investment Discretion" is reported as "(b) shared," FRC (as reporting Institutional Investment Manager) with the applicable European Fund's manager and as "(c) Shared-Other" by applicable European Fund's manager (with the money manager); and Item 8 "Voting Authority" is reported as "(b) Shared" by European Funds' money managers with applicable European Funds.

     6. The Canada Funds use unaffiliated "money managers" who each have complete discretion to purchase and sell securities for its segment of a Canada Fund's portfolio. Money Managers may be hired or replaced at any time by FRCL. FRCL may manage the cash and cash equivalents of any Canada Fund and may also, at its sole discretion, directly manage any of a Canada Fund's portfolio investments. Accordingly: Item 6 "Investment Discretion" is reported as "(b) shared," FRC (as reporting Institutional Investment Manager) with FRCL and as "(c) Shared-Other" by FRCL (with the money manager); and Item 8 "Voting Authority" is reported as "(b) Shared" by Canada Funds' money managers with FRCL.

     7. The Japan Funds use unaffiliated "money managers" who each have complete discretion to purchase and sell securities for its segment of a Japan Fund's portfolio. Money managers may be hired or replaced at any time by FRIJ. FRIJ may manage the cash and cash equivalents of any Japan Fund and may also, at its sole discretion, directly manage any of a Japan Fund's portfolio investments. Accordingly: Item 6 "Investment Discretion" is reported as "(b) shared," FRC (as reporting Institutional Investment Manager) with FRIJ and as "(c) Shared-Other" by FRIJ (with the money manager); and Item 8 "Voting Authority" is reported as "(b) Shared" between the Japan Funds' money managers and FRIJ.

     8. The Australia funds use unaffiliated "money managers" who each have complete discretion to purchase and sell securities for its segment of an Australia Fund's portfolio. Money managers may be hired or replaced at any time by RIM. RIM may manage the cash and cash equivalents of any Australia Fund and may also, at its sole discretion, directly manage any of a Australia Fund's portfolio investments. Accordingly,
          Item 6 "Investment Discretion" is reported as "(b) shared," FRC (as reporting institutional Investment Manager) with RIM and as "(c) Shared-Other" by RIM (with the money manager); and Item 8 "Voting Authority" is reported as "(b) shared" between the Australia Funds' money managers and RIM.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Not Applicable for this Amendment
                                         ---------------------------------------
Form 13F Information Table Entry Total:     Not Applicable for this Amendment
                                         ---------------------------------------

Form 13F Information Table Value Total:  $  Not Applicable for this Amendment
                                         ---------------------------------------

This amendment is filed to restate file numbers for certain Other Included Managers and/or to restate the names of certain Other Included Managers to reflect the entity with whom one or more of the filers have entered into portfolio management contracts.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.  Form 13F File Number               Name                                Amended Name                Amended File No.
  ----  --------------------   ---------------------------------  ---------------------------------------  ----------------
    1          N/A             Alliance Capital Management L.P.                                                  N/A
    2        28-02405          Cohen & Steers Capital Management  Cohen & Steers Capital Management, Inc.
   11        28-01482          J.P. Morgan Investment.            J.P. Morgan Investment Management Inc.
                               Management, Inc.
   12        28-03877          Fiduciary Trust Company            Fiduciary Trust Company International          N/A
                               International, Inc.
   14        28-02701          Pacific Investment Management      Pacific Investment Management Co., LLC
                               Company (PIMCO)                    (PIMCO)
   20        28-00096          Capital Group, Inc. (Capital
                               Guardian Trust Company)                                                         28-0096
   22        28-04051          Marvin & Palmer Associates, Inc.                                                28-2633
   27          N/A             The Boston Company Asset           The Boston Company Asset Management LLC        N/A
                               Management, Inc.
   28          #N/A            Sanford C. Bernstein & Co., LLC a  Alliance Capital Management L.P.
                               Subsidiary of Alliance             through its Bernstein Investment             28-0979
                               Capital Management L.P.            Research and Management Unit
   29          N/A             Peachtree Asset Management                                                        N/A
   30          N/A             Mastholm Asset Management, LLC                                                    N/A
   31          N/A             Guardian Capital, Inc.                                                            N/A
   33        28-01515          Geewax, Terker                     Geewax, Terker & Company
   34          N/A             Foreign & Colonial Emerging        Foreign & Colonial Emerging Markets,
                               Markets Limited                    Ltd.
   36          N/A             Schroder Capital Management        Schroder Investment Management North
                               International Fund                 America Limited
   38          #N/A            TCW London International Limited                                                28-6677
   40        28-03946          Barclays Global Investors          Barclays Global Investors, N.A.
   48        28-4207           Driehaus Capital Management, Inc                                                28-3580
   49        28-05015          Systematic Financial Management,
                               L.P.                                                                            28-5136
   53        28-03152          Cypress Capital Management, Inc.   Cypress Capital Management Ltd.
   54        28-04007          Fuller & Thaler                    Fuller & Thaler Asset Management, Inc.
   55        28-06008          Iridian Asset Management           Iridian Asset Management LLC